Subsequent Events (Details) - Subsequent Event [Member]	1 Months Ended
Jul. 22, 2022 $ / shares
Subsequent Events (Details) [Line Items]
Agreement percentage	1.50%
Advisory fee percentage	3.50%
Iinvestors per share (in Dollars per share)	$ 10.1